REVERSE STOCK SPLIT (Unaudited) (Tables)	6 Months Ended
Jun. 30, 2012
REVERSE STOCK SPLIT (Unaudited) [Abstract]
Schedule of the Effect of Reverse Stock Split

	June 30, 2012
	Actual	As adjusted
Shares Authorized	125,000,000	125,000,000
Shares issued and outstanding	68,160,161	17,040,040

	Six Months Ended June 30, 2012	Year Ended December 31,
		2011	2010	2009
	(amounts in thousands, except share and per share data)
Net loss	$(7,081)	$(14,665)	$(3,420)	$(2,724)
Basic and diluted loss per common share	$(0.10)	$(0.24)	$(0.07)	$(0.06)
Basic and diluted common shares outstanding	68,176,882	61,439,700	49,234,528	47,658,853
As adjusted basic and diluted loss per common share	$(0.42)	$(0.95)	$(0.28)	$(0.23)
As adjusted basic and diluted common shares outstanding	17,044,220	15,359,925	12,308,632	11,914,713